Short-Term and Long-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Short-Term and Long-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets [Line Items]
Short-term bank borrowings, Total	$ 617,430	$ 2,995,522
Buildings, net [Member]
Short-Term and Long-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets [Line Items]
Short-term bank borrowings, Total		2,995,522
Long-term Investment [Member]
Short-Term and Long-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets [Line Items]
Short-term bank borrowings, Total	$ 617,430